CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 64,292	$ 67,825	$ 63,736
Cost of revenues	32,967	34,570	32,722
Gross profit	31,325	33,255	31,014
Operating expenses:
Research and development, net	6,558	6,779	4,814
Selling and marketing	18,158	17,536	14,785
General and administrative	7,853	7,445	7,026
Total operating expenses	32,569	31,760	26,625
Operating income (loss)	(1,244)	1,495	4,389
Financial income (expenses), net (Note 15)	(3,961)	(591)	642
Income (loss) before income taxes	(5,205)	904	5,031
Taxes on income (tax benefit) (Note 12)	1,695	(122)	1,923
Net income (loss)	(6,900)	1,026	3,108
Less - loss (income) attributable to non-controlling interests	(14)	3	33
Net income (loss) attributable to Magal shareholders'	$ (6,914)	$ 1,029	$ 3,141
Basic income (loss) per share	$ (0.30)	$ 0.06	$ 0.19
Diluted income (loss) per share	$ (0.30)	$ 0.06	$ 0.19